Cover Page	6 Months Ended
Jun. 30, 2023
Document Information [Line Items]
Document Type	S-4
Entity Registrant Name	ESGEN ACQUISITION CORPORATION
Entity Incorporation, State or Country Code	E9
Entity Primary SIC Number	6770
Entity Tax Identification Number	98-1601409
Entity Address, Address Line One	5956 Sherry Lane
Entity Address, Address Line Two	Suite 1400
Entity Address, City or Town	Dallas
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75225
City Area Code	214
Local Phone Number	987-6100
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001865506
Amendment Flag	false
Business Contact [Member]
Document Information [Line Items]
Contact Personnel Name	Andrea Bernatova
Entity Address, Address Line One	5956 Sherry Lane
Entity Address, Address Line Two	Suite 1400
Entity Address, City or Town	Dallas
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75225
City Area Code	214
Local Phone Number	987-6100